Employee Benefit Plans (Pension and Postretirement Plans) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Pension Contributions		$ 303	$ 147	$ 517
Other		542	326	121
Beginning Balance, Plan Assets		31,011
Ending Balance, Plan Assets		30,555	31,011
Noncurrent liability					$ 5,612	$ 6,022
Current year actuarial loss (gain)		(785)	(284)	(4,362)
Current year prior service cost/credit		13	37	5
Amortization of prior service credit		535	867	416
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation		890	952
Service Cost		3	3	3
Interest cost		34	34	41
Actuarial loss (gain)		(48)	0
Total benefits paid		97	104
Other		23	5
Ending Balance, Benefit Obligation		805	890	952
Beginning Balance, Plan Assets		0	0
Employer Contributions		80	84
Other		17	20
Ending Balance, Plan Assets		0	0	0
Benefit obligations		890	952	952	805	890
Funded status of plan					(805)	(890)
Current liability					78	84
Noncurrent liability					727	806
Net amount recognized					(805)	(890)
Net actuarial loss					152	109
Prior service credit					(5)	(1)
Net amount recognized					$ (157)	$ (110)
Amortization of prior service credit		0	0	(1)
Recognized actuarial net (gain) loss - in net periodic cost		4	4	4
Net settlement, curtailment and special termination benefits loss		0	1	0
Impact of change in estimation of NPPC		33	$ 32	$ 39
Current year actuarial loss (gain)		(46)
Amortization of actuarial (loss) gain		4
Current year prior service cost/credit		(4)
Other		(1)
Total recognized in other comprehensive loss		(47)
Net recognized in net periodic pension cost and other comprehensive loss		(14)
Net actuarial loss/gain		10
Prior service credit		$ (1)
Discount rate, benefit obligation					3.80%	4.00%
Discount rate, net cost		4.00%	3.80%	4.40%
Health care cost trend rate assumed for next year		6.50%	6.50%
Rate that the cost trend rate gradually declines to		5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at					2022	2022
Effect on total service and interest cost - increase		$ 3
Effect on postretirement benefit obligation - increase		46
Effect on total service and interest cost - decrease		2
Effect on postretirement benefit obligation - decrease		39
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation		35,428	$ 37,853
Service Cost		383	493	$ 487
Interest cost		1,183	1,399	1,517
Actuarial loss (gain)		1,831	(1,716)
Total benefits paid		1,660	1,796
Net settlement, curtailment, and special termination benefits		(1,566)	(55)
Plan amendments		17	39
Other		(693)	(789)
Ending Balance, Benefit Obligation		34,923	35,428	37,853
Beginning Balance, Plan Assets		31,011	32,738
Actual return on plan assets		3,202	265
Employer Contributions		384	520
Settlements		1,632	59
Other		750	657
Ending Balance, Plan Assets		30,555	31,011	32,738
Benefit obligations		35,428	37,853	37,853	$ 34,923	$ 35,428
Funded status of plan					(4,368)	(4,417)
Noncurrent assets					451	742
Current liability					72	71
Noncurrent liability					4,747	5,088
Net amount recognized					(4,368)	(4,417)
Net actuarial loss					(7,941)	(8,224)
Prior service credit					(6)	(57)
Net amount recognized					7,935	8,167
Projected benefit obligation					32,732	30,915
Accumulated benefit obligation					32,095	30,362
Fair value of plan assets					$ 27,943	$ 25,827
Expected return on plan assets		2,202	2,264	2,215
Amortization of prior service credit		(33)	(11)	(8)
Recognized actuarial net (gain) loss - in net periodic cost		572	882	429
Net settlement, curtailment and special termination benefits loss		(498)	(150)	(13)
Impact of change in estimation of NPPC		401	$ 649	$ 223
Current year actuarial loss (gain)		831
Amortization of actuarial (loss) gain		(572)
Current year prior service cost/credit		17
Amortization of prior service credit		(33)
Net settlement and curtailment loss		(436)
Other		(105)
Total recognized in other comprehensive loss		(232)
Net recognized in net periodic pension cost and other comprehensive loss		169
Net actuarial loss/gain		(571)
Prior service credit		(36)
Total amount to be amortized from AOCI to NPPC		$ 535
Salary scale, benefit obligation					4.10%	4.20%
Expected return on plan assets, benefit obligation					0.00%	0.00%
Salary scale, net cost		4.20%	4.20%	4.20%
Expected return on plan assets, net cost		7.30%	7.60%	7.60%
PBO [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					3.80%	4.10%
Discount rate, net cost		4.10%	3.80%	4.70%
Interest cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost		3.40%	0.00%	0.00%
Service cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost		3.80%	0.00%	0.00%
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1],[2]	$ 2,254
Ending Balance, Plan Assets	[1],[2]	1,815	$ 2,254
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1],[3]	1,517
Ending Balance, Plan Assets	[1],[3]	$ 1,361	$ 1,517

[1]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[2]	Represents investments in real estate including commingled funds and directly held properties.
[3]	Represents limited partner investments with general partners that primarily invest in debt and equity.